Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Parenthetical) (Detail) (Interest Rate Swaps [Member])	Jun. 30, 2014	Dec. 31, 2013
Minimum [Member]
Derivative [Line Items]
Range of credit facility margin	0.30%	0.30%
Maximum [Member]
Derivative [Line Items]
Range of credit facility margin	3.25%	3.25%